UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05642
American Income Fund, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	10/31/04

Date of reporting period:	1/31/05

ITEM 1: Schedule of Investments

Investments in Securities

American Income Fund	January 31, 2005 (Unaudited)

	Par	Market
Description of Security	Value	Value (a)

High Yield Corporate Bonds - 36.8%
Basic Industry - 3.3%
Abitibi-Consolidated
8.55%, 8/1/2010	$250,000	$268,437
Allegheny Technologies
8.38%, 12/15/2011	110,000	120,175
Bowater Canada Finance
7.95%, 11/15/2011	250,000	267,500
Caraustar Industries,
Callable 4/1/06 @ 105.25
9.88%, 4/1/2011	300,000	328,500
Georgia-Pacific
8.88%, 5/15/2031	200,000	251,000
Huntsman ICI Chemicals,
Callable 4/14/05 @ 105.06
10.13%, 7/1/2009	105,000	110,775
Invista,
Callable 5/1/08 @ 104.63 (c)
9.25%, 5/1/2012	200,000	220,000
Nalco,
Callable 11/15/07 @ 103.88
7.75%, 11/15/2011	200,000	214,500
OM Group,
Callable 12/15/06 @ 104.62
9.25%, 12/15/2011	300,000	318,000
Polyone
8.88%, 5/1/2012	200,000	215,000
Stone Container,
Callable 7/1/07 @ 104.19
8.38%, 7/1/2012	200,000	212,500
Tembec Industries
8.50%, 2/1/2011	300,000	297,000
		2,823,387

Brokerage - 0.3%
E*Trade Financial,
Callable 6/15/08 @ 104.00 (c)
8.00%, 6/15/2011	250,000	268,750

Capital Goods - 2.7%
Case New Holland,
Callable 8/1/07 @ 104.63 (c)
9.25%, 8/1/2011	200,000	218,500
Graham Packaging,
Callable 10/15/09 @ 104.94 (c)
9.88%, 10/15/2014	250,000	263,750
Greif Brothers,
Callable 8/1/07 @ 104.44
8.88%, 8/1/2012	300,000	331,500

Owens-Brockway Glass Container,
Callable 2/15/06 @ 104.44 (b)
8.88%, 2/15/2009	500,000	541,250
Sequa
9.00%, 8/1/2009	500,000	552,500
Texas Industries,
Callable 6/15/07 @ 105.13
10.25%, 6/15/2011	200,000	232,000
United Rentals,
Callable 2/15/09 @ 103.50
7.00%, 2/15/2014	250,000	232,500
		2,372,000

Communications - 6.8%
American Cellular, Series B,
Callable 8/1/07 @ 105.00
10.00%, 8/1/2011	250,000	231,250
AT&T
9.05%, 11/15/2011	300,000	348,738
Charter Communications,
Callable 4/14/05 @ 102.88
8.63%, 4/1/2009	500,000	405,000
Citizens Communications
9.25%, 5/15/2011	250,000	291,437
Crown Castle,
10.75%, 8/1/2011	500,000	540,000
CSC Holdings, Series B
7.63%, 4/1/2011	500,000	545,000
Dex Media,
Callable 11/15/08 @ 104.00
8.00%, 11/15/2013	200,000	212,500
DirectTV Holdings,
Callable 3/15/08 @ 104.19
8.38%, 3/15/2013	125,000	140,625
Echostar
6.63%, 10/1/2014 (c)	300,000	302,625
Horizon PCS,
Callable 7/15/08 @ 105.69 (c)
11.38%, 7/15/2012	200,000	226,000
Houghton Mifflin,
Callable 10/15/08 @ 105.75 (b)
0.00%, 10/15/2013	400,000	273,000
Insight Midwest,
Callable 11/1/05 @ 105.25
10.50%, 11/1/2010	200,000	217,500
Mediacom,
Callable 1/15/06 @ 104.75
9.50%, 1/15/2013	200,000	200,000
Panamsat,
Callable 8/15/09 @ 104.50 (c)
9.00%, 8/15/2014	300,000	325,500
Paxson Communications,
Callable 7/15/05 @ 105.38
10.75%, 7/15/2008	250,000	262,500
Primedia,
Callable 5/15/06 @ 104.44 (c)
8.88%, 5/15/2011	200,000	211,000
Qwest
9.13%, 3/15/2012	400,000	455,000
Qwest Capital Funding
7.00%, 8/3/2009	400,000	387,000
Rogers Wireless
6.38%, 3/1/2014	300,000	301,500
		5,876,175

Consumer Cyclical - 4.8%
Buffets,
Callable 7/15/06 @ 105.63
1.25%, 7/15/2010	200,000	214,000
Collins & Aikman Products
12.88%, 8/15/2012 (c)	300,000	249,000
Dominos, Series B,
Callable 7/1/07 @ 104.13
8.25%, 7/1/2011	364,000	389,480
Isle of Capri Casinos,
Callable 3/1/09 @ 103.50
7.00%, 3/1/2014	500,000	506,250
Mandalay Resort, Series B
10.25%, 8/1/2007	250,000	283,125
Meristar Hospitality (REIT)
9.13%, 1/15/2011	200,000	216,000
Mohegan Tribal Gaming
6.38%, 7/15/2009	250,000	255,000
Rite Aid
7.13%, 1/15/2007	250,000	249,375
Service Corporation International
7.70%, 4/15/2009	500,000	529,375
Six Flags,
Callable 4/15/08 @ 104.88
9.75%, 4/15/2013	500,000	479,375
Visteon
7.00%, 3/10/2014	250,000	228,750
WCI Communities,
Callable 5/1/07 @ 104.56
9.13%, 5/1/2012	500,000	557,500
		4,157,230

Consumer NonCyclical - 2.6%
Ahold Finance USA
8.25%, 7/15/2010	300,000	340,500
Delhaize America
9.00%, 4/15/2031	250,000	331,178
Iasis Healthcare,
Callable 6/15/09 @ 104.38
8.75%, 6/15/2014	250,000	269,375
Medco Health Solutions
7.25%, 8/15/2013	300,000	337,590
Sealy Mattress,
Callable 6/15/09 @ 104.38
8.25%, 6/15/2014	250,000	255,625
Simmons,
Callable 1/15/09 @ 103.94
7.88%, 1/15/2014	200,000	202,000
Swift & Co.,
Callable 10/1/06 @ 106.25
12.50%, 1/1/2010	250,000	280,625
Triad Hospitals,
Callable 11/15/08 @ 103.50
7.00%, 11/15/2013	200,000	202,500
		2,219,393

Electric - 3.3%
AES Corporation
9.38%, 9/15/2010	500,000	567,500
Calpine,
Callable 7/15/07 @ 104.25 (c)
8.50%, 7/15/2010	300,000	235,500
CMS Energy
8.50%, 4/15/2011	500,000	558,750
Dynegy-Roseton Danskamme
7.67%, 11/8/2016	200,000	194,000
Nevada Power
Callable 8/15/08 @ 104.50
9.00%, 8/15/2013	400,000	462,000
Teco Energy
7.20%, 5/1/2011	250,000	271,875
Texas Genco
6.88%, 12/15/2014 (c)	250,000	258,750
TXU Corporation
5.55%, 11/15/2014 (c)	250,000	249,715
		2,798,090

Energy - 0.3%
Parker Drilling, Series B,
Callable 4/14/05 @ 105.06
10.13%, 11/15/2009	209,000	219,450

Industrials - 0.3%
Amsted Industries,
Callable 10/15/07 @ 105.12 (c)
10.25%, 10/15/2011	200,000	226,000

Insurance - 0.3%
Fairfax Financial Holdings
7.75%, 4/26/2012	250,000	255,625

Miscellaneous - 9.6%
Dow Jones, Series 3-1
7.75%, 12/29/2009 (c)	2,220,000	2,256,075
Dow Jones, Series 3-3
8.00%, 12/29/2009 (c)	2,500,000	2,534,375
Trac-X EM, Series trx1
6.50%, 12/23/2008 (c)	3,400,000	3,502,000
		8,292,450
Natural Gas - 1.5%
El Paso Corporation
7.75%, 6/15/2010	200,000	207,500
Enterprise Products
5.60%, 10/15/2014 (c)	300,000	307,412
Tennessee Gas Pipleline
7.50%, 4/1/2017	250,000	276,250
Williams Companies
7.13%, 9/1/2011	500,000	542,500
		1,333,662

Real Estate Investment Trusts - 0.3%
LNR Property,
7.63%, 7/15/2013	200,000	229,000

Technology - 0.5%
Lucent Technologies
6.45%, 3/15/2029	250,000	224,375
Nortel Networks
6.13%, 2/15/2006	250,000	253,125
		477,500

Transportation - 0.2%
Northwest Airlines
9.88%, 3/15/2007	200,000	164,000

Total High Yield Corporate Bonds
(cost: $30,270,403)		31,712,712

	Par	Market
Description of Security	Value	Value (a)

(Percentages of each investment category relate to total net assets)

U.S. Government and Agency Securities - 41.2%
U.S. Agency Mortgage-Backed Securities - 40.9%

Adjustable Rate (f) - 1.8%
FHLMC
3.51%, 9/1/2018, #605911	$356	$363
FNMA
3.83%, 10/1/2032, #725110 (h)	1,009,221	1,040,900
3.54%, 7/1/2027, #70179	3,743	3,820
GNMA
4.63%, 12/20/2022, #8096 (h)	520,462	529,404
		1,574,487
Fixed Rate - 39.1%
FHLMC
6.50%, 8/1/2030, #C43641 (h)	242,765	255,054
FHLMC Gold
5.50%, 10/1/2033, #A15120 (h)	1,738,698	1,774,011
6.50%, 11/1/2028, #C00676 (h)	539,603	567,090
FNMA
6.50%, 5/1/2031, #540814 (h)	247,895	259,980
7.00%, 9/1/2031, #596680 (h)	697,890	738,458
7.00%, 3/1/2032, #635970 (h)	351,472	372,121
6.50%, 6/1/2032, #596712 (h)	946,610	990,978
5.50%, 6/1/2033, #709700 (h)	1,191,347	1,214,054
6.00%, 11/1/2033, #743642 (j)	957,438	990,048
5.50%, 12/1/2033, #756202 (b)(h)	1,541,153	1,570,527
6.00%, 1/1/2034, #763687 (h)	1,358,209	1,404,469
5.50%, 2/1/2034, #766070 (h)	1,446,342	1,473,909
4.00%, 11/1/2010, #254956 (h)	2,811,743	2,799,259
6.00%, 12/1/2013, #190179	619,466	649,665
7.50%, 5/1/2015, #537440	89,392	95,147
7.00%, 6/1/2017, #254384 (h)	460,445	488,071
7.00%, 7/1/2017, #254414 (h)	620,298	657,516
6.00%, 9/1/2017, #653368 (h)	551,917	578,304
5.00%, 11/1/2018, #750989 (h)	838,835	852,994
5.00%, 2/1/2019, #767182 (h)	1,324,647	1,347,007
6.00%, 5/1/2029, #323702 (h)	893,978	926,948
FNMA TBA
5.50%, 8/1/2033,	8,000,000	8,145,000
6.50%, 1/15/2035, (g)	2,000,000	2,098,750
GNMA
6.50%, 4/15/2033, #602233 (j)	672,343	708,482
5.50%, 8/15/2033, #604567 (h)	1,721,599	1,768,409
6.00%, 7/15/2034, #631574 (j)	892,962	927,841
		33,654,092

Total U.S. Agency Mortgage-Backed Securities		35,228,579

U.S. Treasury Obligation - 0.3%
U.S. Treasury Bill
1.44%, 2/3/2005,	205,000	204,982

Total U.S. Government and Agency Securities
(cost: $35,177,250)		35,433,561

	Par	Market
Description of Security	Value	Value (a)

CMO—Private Mortgage-Backed Securities - 28.0%
Adjustable Rate (f) - 4.3%
California Federal Bank Los Angeles
Series 1991-Cl2, Class A
6.15%, 7/15/2021	$35,078	$36,367
MLCC Mortgage Investors
Series 2004-G, Class XA (g) (d)
1.28%, 11/25/2029	8,000,000	266,784
Sequoia Mortgage Trust
Series 2004-5, Class X1 (d)
0.80%, 6/20/2034	92,152,035	1,049,004
Washington Mutual MSC Mortgage
Series 2003-AR3, Class B1 (j)
4.99%, 6/25/2033	1,878,416	1,945,231
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1
4.84%, 2/25/2033	412,957	418,874
		3,716,260

Fixed Rate - 23.7%
Citicorp Mortgage Securities
Series 2004-5, Class B3
5.27%, 8/25/2034	1,263,046	1,195,220
5.50%, 10/25/2034	1,000,000	1,018,180
First Nationwide Trust
Series 2001-3, Class 2A1
8.21%, 1/25/2023	139,538	139,246
GMAC Mortgage Corporation Loan Trust
Series 2003-J9, Class A15
5.00%, 1/25/2034	1,325,000	1,309,988
Series 2004-J5, Class A7
6.50%, 1/25/2035	1,394,175	1,456,903
Series 2003-GH2, Class A3
5.00%, 3/25/2023	1,500,000	1,486,800
Goldman Sachs Mortgage Securities
Series 2001-2, Class A (c)
7.50%, 6/19/2032	628,046	665,408
Goldman Sachs Mortgage Securities
Series 2003-1, Class B2
6.86%, 3/25/2043	1,964,066	2,058,460
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A (b)
4.21%, 7/25/2034	778,521	775,971
Series 2004-1, Class A (c) (b)
3.96%, 3/25/2009	246,325	246,793
Series 2003-1, Class A (c) (b)
5.97%, 11/25/2032	42,331	42,331
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.36%, 11/25/2034	1,354,595	1,401,159
Nomura Asset Acceptance Corporation
Series 2004-R2, Class B1 (c)
6.74%, 10/25/2034	1,136,550	1,196,869
Prime Mortgage Trust
Series 2004-2, Class B2
5.20%, 11/25/2019	426,164	422,262
Series 2004-2, Class B3 (g)
5.20%, 11/25/2019	319,376	304,255
Residential Accredit Loans
Series 1997-QS13, Class M3
7.25%, 12/25/2027	751,807	751,040

Residential Asset Mortgage Products
Series 2004-SL4, Class A3 (g)
6.50%, 7/25/2032	1,374,764	1,418,941
Series 2003-SL1, Class M2
7.32%, 4/25/2031	1,096,814	1,134,204
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.20%, 11/25/2032	467,096	466,975
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB2
7.44%, 12/25/2033	431,215	442,293
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-7, Class A3
4.50%, 8/25/2018	1,249,344	1,226,531
Series 2004-7, Class B2
4.72%, 7/25/2019	721,022	700,920
Series 2004-7, Class B3
4.72%, 7/25/2019	541,010	506,282
		20,367,031

Total CMO—Private Mortgage-Backed Securities
(cost: $24,177,742)		24,083,291

	Principal	Market
Description of Security	Amount	Value (a)

Asset-Backed Securities - 14.4%
Commercial Loans - 0.8%
Morgan Stanley Capital
Series 1999-FNV1, Class A1 (j)
6.12%, 3/15/2031	$673,787	$696,022

Home Equity - 12.9%
Ace Securities
Series 2003-OP1, Class M3 (b) (f)
4.07%, 12/25/2033	1,500,000	1,515,840
First Franklin Mortgage Loan
Series 2004-FFA, Class M2F (b) (j)
4.62%, 3/25/2024	2,760,000	2,711,120
Home Equity Mortgage Trust
Series 2004-5, Class B1 (b)
5.75%, 2/25/2035	500,000	496,130
Series 2004-6, Class M2 (b)
5.32%, 4/25/2035	500,000	491,869
Series 2004-2, Class B1(b) (j) (f)
4.43%, 8/25/2034	1,000,000	1,003,750
Residential Asset Securities Corporation
Series 2002-KS1, Class AI4
5.86%, 11/25/2029	533,173	535,210
Residential Funding Mortgage Securities I
Series 2004-HI2, Class A4
5.24%, 9/25/2018	2,000,000	2,040,840
Series 2003-HI4, Class M1 (b)
5.53%, 2/25/2029	2,327,000	2,322,113
		11,116,872

Manufactured Housing - 0.7%
Green Tree Financial
Series 1994-2, Class A5 (j)
8.30%, 5/15/2019	610,596	633,408
Oakwood Mortgage Investors
Series 1994-A, Class A3
9.10%, 2/15/2015	847	847
		634,255

Total Asset-Backed Securities
(cost: $12,472,945)		12,447,149

	Par	Market
Description of Security	Value	Value (a)

CMO—U.S. Agency Mortgage-Backed Securities - 9.3%
Fixed Rate - 4.7%
FHLMC REMIC
Series 2690, Class OE (h)
5.00%, 11/15/2028	$1,274,000	$1,290,473
FNMA REMIC
Series 2002-W1, Class 2A (j)
7.50%, 2/25/2042	904,015	961,961
Series 2004-27, Class HB (j)
4.00%, 5/25/2019	1,923,137	1,773,902
		4,026,336

Z-Bonds - 4.6%
FHLMC REMIC
Series 2676, Class GZ (e)
4.50%, 9/15/2033	1,609,780	1,301,620
GNMA REMIC
Series 2001-8, Class Z (h) (e)
6.50%, 3/20/2031	2,550,372	2,686,511
		3,988,131

Total CMO—U.S. Agency Mortgage-Backed Securities
(cost: $7,403,850)		8,014,467

Corporate Bonds - 2.6%
Basic Industry - 0.3%
Glencore Funding LLC
6.00%, 4/15/2014 (c)	250,000	241,623

Consumer Cyclical - 1.7%
Ford Motor
7.00%, 10/1/2013	500,000	526,860
General Motors
8.38%, 7/15/2033	400,000	402,790
7.13%, 7/15/2013	500,000	496,455
		1,426,105
Transportation - 0.6%
American Airlines, Series 99-1
7.02%, 10/15/2009	500,000	507,500

Total Corporate Bond (cost: $2,150,370)		2,175,228

Options Purchased
Call Options Purchased - 0.0%
U.S. Treasury 10 Year Note June 05	24	2,625
Futures Call, Expires 3/24/05
Exercise Price 114

Total Options Purchased (cost: $2,709)		2,625

	Par	Market
Description of Security	Value	Value (a)

Affiliated Money Market Fund(k) - 4.5%
First American Prime Obligations Fund, Class Z	$3,880,163	$3,880,163

Total Affiliated Money Market Fund (cost: $3,880,163)		3,880,163

Total Investments in Securities (l) – 136.8%
(cost: $115,535,432)		117,749,196

Notes to Schedule of Investments:

(a)

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on NASDAQ national market system, the fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of January 31, 2005, the Fund had no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

(b)

Delayed interest (Step Bonds) – Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rate shown represents the current yield at January 31, 2005, based upon the estimated timing and amount of future interest and principal payments.

(c)

Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the Fund’s board of directors.

(d)	Interest only.

(e)

Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. The interest rate shown represents the current yield based upon the current cost basis, eliminated timing, and amount of future cash flows.

(f)	Variable Rate Security – The rate shown on the Schedule of Investments is the rate in effect as of January 31, 2005.

(g)

This security is illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Fund’s board of directors. The total value of illiquid securities on January 31, 2005, was $4,088,730, which represents 4.75% of net assets.

(h)	On January 31, 2005, securities valued at $25,586,447 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquistion			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral

$6,983,131	12/20/04	2.42%	2/22/05	$20,185		(1)

4,257,000	1/20/05	2.60%	3/21/05	3,689		(2)

9,633,392	11/8/04	2.19%	2/8/05	49,813		(3)

$20,873,523				$73,687

*Interest rate as of January 31, 2005.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)  Morgan Stanley:

FHLMC Gold, 5.50%, 10/1/33, $1,738,698 par

FNMA, 4.00%, 11/1/10, $2,811,743 par

FNMA, 5.50%, 6/1/33, $1,191,347 par

FNMA, 5.50%, 2/1/34, $1,446,342 par

GNMA, 5.50%, 8/15/33, $1,721,599 par

(2)  Goldman Sachs:

FHLMC REMIC, 5.00%, 11/15/28, $1,274,000 par

FHLMC Gold, 6.50%, 11/1/28, $539,603 par

FNMA, 3.83%, 10/1/32, $1,009,221 par

FNMA, 5.50%, 12/1/33, $1,541,153 par

(3)  Morgan Stanley:

FHLMC, 6.50%, 8/1/30, $242,765 par

FNMA, 6.5%, 5/1/31, $247,895 par

FNMA, 7.00%, 3/1/32, $351,472 par

FNMA, 7.00%, 6/1/17, $460,445 par

FNMA, 6.00%, 5/1/29, $893,978 par

FNMA, 7.00%, 7/1/17, $620,298 par

FNMA, 5.00%, 2/1/19, $1,324,647 par

FNMA, 7.00%, 9/1/31, $697,890 par

FNMA, 6.50%, 6/1/32, $946,610 par

FNMA, 6.00%, 9/1/17, $551,917 par

FNMA, 5.00%, 11/1/18, $838,835 par

FNMA, 6.00%, 1/1/34, $1,358,209 par

GNMA, 4.63%, 12/20/22, $520,462 par

GNMA REMIC, 6.50%, 3/20/31, $2,550,372 par

(i)	On January 31, 2005, the total cost of investments purchased on a when-issued basis was $11,640,205.

(j)	Security pledged as collateral for positions purchased on a when-issued basis.

(k)	This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund.

(l)

On January 31, 2005, the cost of investments in securities was $115,535,432. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost, were as follows:

Gross unrealized appreciation	$2,921,259
Gross unrealized depreciation	(707,494)
Net unrealized appreciation	$2,213,765

Abbreviations:

CMO - Collateralized Mortgage Obligation

FHLMC  – Federal Home Loan Mortgage Corporation

FNMA  - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT – Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 1, 2005

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: April 1, 2005